March 7, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Rimrock Funds Trust: Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File Nos. 333-228758 and 811-23396)

Ladies and Gentlemen:

On behalf of our client, Rimrock Funds Trust (the “Trust”), we are filing Pre-Effective Amendment No. 1 (the “Filing”) to the Trust’s registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Registration Statement”).

The purpose of the Filing is to respond to the staff’s comments on the Trust’s initial Registration Statement, as filed with the Securities and Exchange Commission on December 12, 2018, and to make other changes to the Registration Statement.

Please contact me at (215) 963-4969 should you have any questions or comments.

Sincerely,

/s/ John J. O’Brien
John J. O’Brien, Esq.

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001